Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow disclosures
Other receivables and credits	$ (103,908)	$ (41,567)	$ (78,303)
Inventories	(1,395)	(999)	(909)
Other liabilities	(48,116)	(37,242)	(171,741)
Changes in working capital	$ (153,419)	$ (79,808)	$ (250,953)